Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized (in shares)	150,000,000	150,000,000	150,000,000
Common Stock, Shares, Outstanding (in shares)	7,369,243	1,732,147	421,475
Common Stock, Shares, Issued (in shares)	7,369,243	1,732,147	421,475